Cash and cash equivalents (Tables)	12 Months Ended
Oct. 31, 2020
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents
	October 31, 2020	October 31, 2019
	$m	$m
Cash at bank and in hand	374.3	292.2
Short-term bank deposits	362.9	63.5
Cash and cash equivalents	737.2	355.7

Credit Quality of Cash and Cash Equivalents
The credit quality of cash and cash equivalents is as follows:

	October 31, 2020	October 31, 2019
	$m	$m
S&P/Moody’s/Fitch rating:
AAA	358.4	69.8
AA-	27.2	87.6
A+	318.6	144.4
A	9.9	23.4
A-	9.1	14.4
BBB+	2.4	1.7
BBB	2.7	4.5
BBB-	0.4	0.8
BB+	0.6	0.8
BB	1.1	0.3
BB-	4.3	6.3
B+	0.2	0.2
CCC+	1.1	-
C-	1.2	-
Not Rated	-	1.5
	737.2	355.7